Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions			9 Months Ended		12 Months Ended
	May 16, 2018 USD ($)	Dec. 22, 2014 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Dec. 03, 2014 USD ($)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Amount drawn			$ 73,767	$ 287,051
Repayment of debt			$ 248,904	$ 388,755
2019 Notes [Member]
Corporate debt [Abstract]
Senior notes issued										$ 255,000
Fixed interest rate										7.00%
Maturity date			November 15, 2019
Former Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount									$ 125,000
Amount drawn		$ 125,000
Repayment of debt	$ 54,000				$ 71,000
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						2.25%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						1.60%
Base Rate Loans [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						1.00%
Base Rate Loans [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						0.60%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate						0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate						1.00%
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date			July 20, 2019
2017 Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Credit facility amount							$ 11,700	€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%	2.25%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Maturity date			December 31, 2021
Credit facility amount			$ 70,000			$ 215,000
Amount drawn			$ 58,000
New Revolving Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Credit facility amount						300,000
Potential increase in borrowings capacity						$ 85,000